Exception Level
Run Date - 5/17/2024

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXXXXXX	XXXXXX	75630549	Valuation	ValuationWaterfall	X	Resolved	XXXXXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Two full appraisals in file. First is for $XXX,XXX in XX/XX/XXXX for $XXX,XXX that was subject to some clarification/repairs. The second is September
											XX/XX/XXXX for $XXX,XXX. $XXX,XXX. used for calculating LTV/DSCR. No issue.
XXXXXXXX	XXXXXX	37786287		Valuation	Doc Issue	X	Resolved	XXXXXXXX	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl 2)	The appraisal is dated XX/XX/XXXX, the subject loan closed XX/XX/XXXX The file included a recert of value dated XX/XX/XXXX. The guidelines indicate an appraisal may be XXX days as of funding, but may be extended to XXdays with an appraisal re-certification. The appraisal wasXX days old at closing.		Per XXXX, ok to proceed with loan transaction. XX is ok per XX, Ok per XX to extend appraisal expiration to XX/XX.	XX/XX/XXXX : Cleared, downgraded to a 2 due to an approved exception. No compensating factors noted on the exception.	XX/XX/XXXX: Cleared, downgraded to a X due to an approved exception. No compensating factors noted on the exception.
XXXXXXXX	XXXXXX	19424876		Valuation	ValuationWaterfall	X	Resolved	XXXXXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing secondary valuation review to support value within XX of original appraisal.		XX/XX/XXXX - Lender Provided updated XXX	XX/XX/XXXX- Lender Provided updated AVM issue cleared.	XX/XX/XXXX - Lender Provided updated AVM issue cleared.
XXXXXXXX	XXXXXX	19424876	Credit	Insurance	X	Resolved	XXXXXXXX	HOI	* Hazard Insurance (Lvl 2)	The hazard insurance deductible is over the max XX%. The file included an approved exception located on page X	XX.XX % LTV is below maximum XX% LTV by XX%
XXX Representative credit score exceeds the minimum required credit score of XXX
$XX,XXX.XX in reserves exceed the minimum required of $0 = XX.XX months reserves
												Borrower has owned subject property XX years.	XX/XX/XXXX - Lender Provided updated XXX
XXXXXXXX	XXXXXX	69276063	Credit	AUS	X	Resolved	XXXXXXXX	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	Missing Verification of current HOA status or Invoice. Missing validation of additional $XXX Association Fee of $XXX utilized in the lender approval and calculations.	Lender Responded: We have uploaded a response for the exception for loan XXXX_XX, a revised ULAW with the $XX removed. This was the estimated flood insurance
													from the original XXX that was later revised to be on the correct line but erroneously zeroed out on the other line if that provides sufficient clarification
XXXXXXXX	XXXXXX	47096122		Credit	Guidelines	X	Resolved	XXXXXXXX	Credit	* Verification of Rent (Lvl R)	Per Section XXX, "A rental payment history covering the last twelve (XX) months requires verification." The application indicates the borrower is renting her primary residence for XXXX per month. The loan file is missing a VOR for the rental payment.			XX/XX/XXXX : Cleared. The borrower has rented form the previous X months, payments on bank statements supporting $X,XXX.XX monthly.	XX/XX/XXXX: Cleared. The borrower has rented form the previous X months, payments on bank statements supporting $X,XXX monthly.
XXXXXXXX	XXXXXX	47096122		Credit	Credit	X	Resolved	XXXXXXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Per the Acra guidelines, XX months PITI is required for a cash out transaction meaning the borrower needed $XXXXX after closing; however, the borrower had $XXXXXX a shortfall of $XXXXXX		There are actually no reserves required for this loan. The LTV is only XX% and our threshold is >XX LTV, they are not under a forbearance plan nor are they negative XXXX since they qualified XX X.	XX/XX/XXXX: Cleared. Assets not required based on LTV, credit score per write up and guidelines from XXXX.	XX/XX/XXXX : Cleared. Assets not required based on LTV, credit score per write up and guidelines from XXXX.
XXXXXXXX	XXXXXX	15248155		Valuation	ValuationWaterfall	X	Resolved	XXXXXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing secondary valuation review to support value within XX% of original appraisal.		XX/XX/XXXX Client provided updated AVM	XX/XX/XXXX - Client provided desk review from XXXX, within XX% tolerance, issue resolved. XX/XX/XXXX- XXX provided is not from XX approved vendor. Issue remains.	XX/XX/XXXX - Client provided desk review from XXXXXX, within XXX% tolerance, issue resolved. XX/XX/XXXX AVM provided is not from XXXXX approved vendor. Issue remains.
XXXXXXXX	XXXXXX	99467041		Valuation	Value	X	Resolved	XXXXXXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Post close valuation in file does not meet securitization requirements- Site X is not on Approved List of Vendors		XX/XX/XXXX- Client provided updated AVM through XXX,XXX and acceptable company. AVM is $XXX,XXX XX% over initial value.	XX/XX/XXXX- Client provided updated XXX through XXX XXX and acceptable company. XXX is $XXX,XXX XX% over initial value. Issue Resolved	XX/XX/XXXXX- Client provided updated XXX through XXXX XXXX and acceptable company. AVM is $XX,XXX XX% over initial value. Issue Resolved
XXXXXXXX	XXXXXX	28571770		Compliance	Compliance	X	Resolved	XXXXXXXX	ComplianceEase Risk Indicator is "Elevated"	* ComplianceEase Risk Indicator is "Elevated" (Lvl R)	Violation addressed under a separate category.
XXXXXXXX	XXXXXX	28571770	Compliance	Compliance	X	Resolved	XXXXXXXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	XX/XX/XX Please review the Final Settlement Statement, although the Signed CD was signed on XX/XX/XX, the disbursement date was not until XX/XX/XX, which is the required three business days after consummation. xxxxx has historically considered the date that funds are disbursed to the
													borrower (Disbursement Date) as the "Consummation Date." Thank you.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXXX	XXXXXX	28571770		Credit	Purchase Contract	X	Resolved	XXXXXXXX	Missing Solar Panel Agreement	* Missing Solar Panel Agreement (Lvl R)	Per the appraisal, the subject has leased solar. The loan file does not contain the solar lease agreement.			XX/XX/XXXX : Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
XXXXXXXX	XXXXXX	28571770		Valuation	ValuationWaterfall	X	Resolved	XXXXXXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Post Close AVM does not support original appraised value.			XX/XX/XXXX: Lender provided Post Close Desk Review to support original appraisal.	XX/XX/XXXX: Lender provided Post Close Desk Review to support original appraisal.
XXXXXXXX	XXXXXX	28571770		Compliance	Compliance	X	Resolved	XXXXXXXX	TRID- SPL late	* TRID- SPL late (Lvl R)	The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under XX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.		XX/XX/XXXX Evidence of application date provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXXX	XXXXXX	28571770		Compliance	Compliance	X	Resolved	XXXXXXXX	ComplianceEase RESPA Test Failed	* ComplianceEase RESPA Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXXX	XXXXXX	28571770		Compliance	Compliance	X	Resolved	XXXXXXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.		XX/XX/XXXX Evidence of application date provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXXX	XXXXXX	28571770		Valuation	ValuationWaterfall	X	Resolved	XXXXXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Post close AVm does not support original value.		XX/XX/XXXX Lender provided post close AVM with a value of $XXXXXX. which exceeds XX% tolerance by XXXXX% Issue remains.	XX/XX/XXXX: Lender provided Post Close Desk Review to support original appraisal.	XX/XX/XXXX: Lender provided Post Close Desk Review to support original appraisal.
XXXXXXXX	XXXXXX	28571770		Compliance	Disclosures	X	Resolved	XXXXXXXX	Disclosures	* Homeownership Counseling List (Lvl R)	The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.			XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXXX	XXXXXX	28571770		Valuation	ValuationWaterfall	X	Resolved	XXXXXXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM of$X,XXX,XXX does not support original appraisal of $X,XXX,XXXX			XX/XX/XXXX: Lender provided Post Close Desk Review to support original appraisal.	XX/XX/XXXX: Lender provided Post Close Desk Review to support original appraisal.
XXXXXXXX	XXXXXX	28571770		Compliance	Compliance	X	Resolved	XXXXXXXX	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)	This loan failed the charges that in total cannot increase more than XX%. Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $X and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.		XX/XX/XXXX Evidence of application date provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXXX	XXXXXX	28571770		Compliance	Compliance	X	Resolved	XXXXXXXX	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.		XX/XX/XXXX Evidence of Application date was provided	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXXX	XXXXXX	50765021		Credit	Insurance	X	Resolved	XXXXXXXX	HOI	* Hazard Insurance (Lvl R)	The hazard insurance (p.XXX) coverage of $XXX,XXX with XXX% extended for total of $XXX,XXX is not sufficient to cover the loan amount and the loan file does not contain a Replacement Cost Estimate to verify it is sufficient.			XX/XX/XXXX: Cleared. Received Replacement Cost Estimator from insurance agent.	XX/XX/XXXX : Cleared. Received Replacement Cost Estimator from insurance agent.
XXXXXXXX	XXXXXX	50765021		Valuation	ValuationWaterfall	X	Resolved	XXXXXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing secondary valuation review to support value within XX of original appraisal.			XX/XX/XXXX - AVM provided, issue cleared.	XX/XX/XXXX- AVM provided, issue cleared.
XXXXXXXX	XXXXXX	50765021	Compliance	Disclosures	X	Resolved	XXXXXXXX	Disclosures	* Homeownership Counseling List (Lvl 2)	The is loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12
CFR §1024.20(a) ). The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan
											originator's application date (or the date creditor received application if loan originator's application date is not provided). To cure provided esign documentation with 3 days of application.		XX/XX/XXXX- Client provided post close AVM
XXXXXXXX	XXXXXX	54903864		Compliance	Compliance	X	Resolved	XXXXXXXX	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	The loan is an HPML and it meets the Escrow and Appraisal Requirements.